Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 14,807	$ 18,735	$ 17,083	$ 23,248	$ 18,489	$ 14,928
Accounts receivable, net	180,688	164,929		165,963
Income taxes receivable	3,012	2,282		644
Deferred income taxes	6,359	8,586		13,061
Prepaid expenses and other current assets	18,638	18,140		14,117
Total current assets	223,504	212,672		217,033
Equipment and fixtures, net	98,422	96,851		87,611
Deferred income taxes	3,218	3,483		3,711
Goodwill	253,007	226,749		226,749
Intangible assets, net	67,658	52,340		66,671
Other assets	11,493	11,933		14,921
Total assets	657,302	604,028		616,696
Current liabilities:
Accounts payable	17,884	16,359		12,489
Accrued employee compensation and benefits	65,601	58,035		60,310
Other accrued expenses	34,140	20,677		28,429
Income taxes payable	2,376	1,115		1,919
Current portion of long-term debt	6,630	5,333		453
Current portion of capital lease obligations	9,524	9,279		10,743
Other liabilities	7,066	5,387		6,251
Total current liabilities	143,221	116,185		120,594
Long-term debt, net of current portion	262,178	240,354		239,774
Capital lease obligations, net of current portion	5,988	5,967		9,964
Deferred income taxes	16,372	15,673		19,103
Other long-term liabilities	21,232	15,953		13,817
Total liabilities	448,991	394,132		403,252
Contingencies (Note 14)
Stockholders' equity:
Additional paid-in-capital	336,974	336,572		332,960
Accumulated deficit	(119,779)	(120,031)		(107,084)
Accumulated other comprehensive loss	(8,884)	(6,645)		(12,432)
Total stockholders' equity	208,311	209,896		213,444	259,718	303,411
Total liabilities and stockholders' equity	657,302	604,028		616,696
Voting common stock
Stockholders' equity:
Voting common stock, par value $0.001 per share, 1 share authorized and outstanding